Leases - Maturity of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	$ 1,692.8	$ 1,804.4
Lease liabilities	$ 1,452.1	$ 1,496.4
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.40%	4.60%
One year or less
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	$ 291.6	$ 287.4
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	252.1	265.1
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	216.3	227.0
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	185.2	191.2
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	161.2	164.4
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	586.4	669.3
Insurance and reinsurance companies
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	536.0	557.5
Lease liabilities	$ 456.8	$ 434.3
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.20%	4.60%
Insurance and reinsurance companies | One year or less
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	$ 78.7	$ 78.0
Insurance and reinsurance companies | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	72.5	72.0
Insurance and reinsurance companies | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	64.3	63.2
Insurance and reinsurance companies | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	56.5	54.7
Insurance and reinsurance companies | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	50.6	48.8
Insurance and reinsurance companies | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	213.4	240.8
Non-insurance companies
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	1,156.8	1,246.9
Lease liabilities	$ 995.3	$ 1,062.1
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.50%	4.60%
Non-insurance companies | One year or less
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	$ 212.9	$ 209.4
Non-insurance companies | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	179.6	193.1
Non-insurance companies | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	152.0	163.8
Non-insurance companies | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	128.7	136.5
Non-insurance companies | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	110.6	115.6
Non-insurance companies | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	$ 373.0	$ 428.5